Acquisitions of and investment in businesses - Hometown Medical, LLC - Asset and Liabilities (Details) - Hometown Medical LLC - USD ($)	Sep. 30, 2022	Jul. 01, 2022
Disclosure of detailed information about business combination [line items]
Cash		$ 723,000
Accounts receivable		665,000
Inventory		778,000
Property, equipment, and right of use assets, net		2,187,000
Goodwill		407,000
Intangible assets		3,250,000
Accounts payable		(721,000)
Accrued liabilities		(66,000)
Deferred revenue		(129,000)
Loans and Leases		(1,202,000)
Net assets acquired		5,892,000
Cash paid at closing/To be paid after closing, included i purchase price payable	$ 1,054,000	4,838,000
Consideration paid or payable		$ 5,892,000